Acquisitions - Summary of Unaudited Pro forma Financial Information (Details) - Foley Trasimene Acquisition Corp - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma revenue	$ 2,915	$ 2,728
Pro forma net loss	(26)	(158)
Pro forma net loss attributable to controlling interest	(17)	(129)
Pro forma net loss attributable to noncontrolling interest	$ (9)	$ (29)